Recently Issued and Adopted Accounting Pronouncements and Regulatory Items - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction to interest expense	$ (0.3)	$ 0.0	$ (0.3)
Assets	936.8	859.6
Liabilities	$ 400.6	$ 315.6
Convertible Debt
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt interest rate	4.125%
Convertible Senior Notes Due 2025 | Convertible Debt
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt interest rate	4.125%
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets				$ 16.0
Liabilities				$ 16.0
Accounting Standards Update 2020-06
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction to interest expense	$ 3.4
Assets	0.0
Liabilities	$ 29.6